Derivative Financial Instruments (Schedule of Interest Rate Swap Activity Recorded in the Consolidated Financial Statements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Hedging activities - Interest expense	$ (185)	$ (221)	$ (204)
Ineffective portion - Other income (expense), net	5	14	7
Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Hedging activities - Interest expense	(15)	(59)	(68)
Ineffective portion - Other income (expense), net	$ 0	$ 0	$ 0